UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net (loss) income		$ (158,983)	$ 52,602
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization		39,149	35,815
Amortization of deferred tax benefits on intra-group transfers		(1,715)	(1,744)
Amortization of deferred charges and guarantees	[1]	12,439	(2,427)
Gain on disposals to Golar Partners		0	(103,540)
Equity in net loss (earnings) of affiliates		5,563	(40,171)
Dividends received		26,689	25,678
Drydocking expenditure		0	(10,405)
Compensation cost related to stock options		2,784	3,500
Loss on sale of vessel		0	5,824
Impairment of vessel held-for-sale		0	1,032
Net foreign exchange loss		821	1,601
Impairment of long-term assets		1,706	0
Impairment of loan receivable		7,627	0
Restricted cash and short-term receivables		(217)	0
Change in assets and liabilities, net of effects from the sale of the Golar Eskimo:
Trade accounts receivable		(2,493)	(3,611)
Inventories		2,648	(421)
Prepaid expenses, accrued income and other assets		19,903	(26,463)
Amounts due from/to related companies		12,093	(3,545)
Trade accounts payable		(57,051)	627
Accrued expenses and deferred income		11,390	11,735
Other liabilities		18,443	(22,267)
Net cash used in operating activities		(59,204)	(76,180)
INVESTING ACTIVITIES
Additions to vessels and equipment		(13,259)	(727)
Additions to newbuildings		(19,220)	(392,423)
Additions to assets under development		(74,282)	(64,499)
Repayment of short-term loan granted to third party		0	400
Loans granted (including related parties)		(1,000)	0
Repayment of short-term loan granted to Golar Partners		0	20,000
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)		107,247	126,872
Proceeds from disposal of investment in available-for-sale securities		0	207,428
Restricted cash and short-term receivables		(5,430)	39,064
Net cash used in investing activities		(5,944)	(83,885)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		305,817	557,065
Repayments of short-term and long-term debt (including related parties)		(164,357)	(121,716)
Financing costs paid		(4,429)	(10,997)
Cash dividends paid		(45,061)	(80,892)
Purchase of treasury shares		(8,214)	0
Restricted cash and short-term receivables		(59,123)	0
Proceeds from exercise of share options		0	23
Net cash provided by financing activities		24,633	343,483
Net (decrease) increase in cash and cash equivalents		(40,515)	183,418
Cash and cash equivalents at beginning of period		105,235	191,410
Cash and cash equivalents at end of period		64,720	374,828
LNG Abuja
INVESTING ACTIVITIES
Acquisition of LNG Abuja		$ 0	$ (20,000)

[1]	This includes the amortization in relation to the Golar Grand charter-back guarantee obligation. Refer to note 16(c) for additional details.